Total
Pinnacle Value Fund
Investment Objective
Long term capital appreciation with income as a secondary objective.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Pinnacle Value Fund
Maximum Sales Load Imposed on Purchases	none
Maximum Sales Load Imposed on Reinvested Dividends or Capital Gains	none
Redemption Fee Paid to Fund for Shares Held Less than One Year	1.00%

Annual fund operating expenses (paid yearly as a % of your investment)
Annual Fund Operating Expenses	Pinnacle Value Fund
Management Fee	1.25%
Distribution (12b-1) Fee	none
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	1.68%
Fee Waiver and/or Expense Reimbursement	(0.44%)	[2]
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
[1]	Acquired fund fees & expenses are indirect costs of investing in other funds. Total annual operating expenses will not correlate to expense ratio in Fund financial statements which include only direct operating costs, not indirect costs of investing in other funds.
[2]	Advisor has contractually agreed to waive fees and/or reimburse expenses to extent necessary to maintain Fund net annual operating expenses, excluding acquired fund fees & expenses and extraordinary expenses, at or below 1.24% to April 30, 2021.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example assumes your investment returns 5% each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Pinnacle Value Fund | USD ($)	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs such as commissions, when it buys or sells securities (or “turns over” its portfolio). A high turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the example affect the Fund’s performance. For 2019, Fund turnover was 19.5% of the average portfolio value.

Principal Investment Strategies

The Fund invests primarily in the publicly traded equity securities of companies that appear to offer superior opportunities for capital appreciation. These may include common and preferred stocks, convertible securities, rights, warrants and other securities. The Fund relies on the professional judgment of its investment advisor to make decisions about the Fund’s investments. The Fund will invest in a diversified portfolio of securities issued primarily by small and micro-cap (generally less than $1 billion at time of investment) domestic companies which the advisor believes are trading at significant discounts to underlying earnings power or asset values. The advisor assesses company prospects via rigorous fundamental analysis which may include speaking with management, customers, competitors, vendors, industry analysts and others. The Fund will sell securities when they become fully valued or if firm fundamentals deteriorate.

Principal Investment Risks

General risk. There is no assurance the Fund will meet its investment objective. Investors may lose money by investing in the Fund. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Stock market risk. Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security.

Value style risk. The value approach carries the risk that securities chosen may remain undervalued. The market may not recognize a company’s true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks.

Small & micro-cap company risk. Investing in small company securities involves special risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by poor market conditions.

Liquidity risk. The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price and is inappropriate for market timers or traders.

Portfolio strategy risk. Fund success will in part be determined by the Advisor’s skill at choosing appropriate investments and executing portfolio strategy effectively.

Investment Results

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with an index of broad market performance. Past results (before and after taxes) are not predictive of future performance. Updated information on the Fund’s results may be found at www.pinnaclevaluefund.com.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2012) 8.3% Lowest Performance Quarter (4Q 2018) (9.6)%
Average annual total returns for the years ended Dec. 31, 2019
Average Annual Total Returns - Pinnacle Value Fund		1 Year	5 Years	10 Years
Pinnacle Value Fund		10.70%	1.30%	5.30%
Pinnacle Value Fund | After Taxes on Distributions	[1]	10.00%	0.10%	4.30%
Pinnacle Value Fund | After Taxes on Distributions and Sales	[1]	6.70%	0.90%	4.20%
Russell 2000 Index	[2]	26.50%	8.20%	11.80%
[1]	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state & local taxes. Your actual after tax returns depend on your individual tax status and may differ from the results shown above. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
[2]	Although you cannot invest directly in an index, investments in ETFs or funds that attempt to mirror an index performance may incur fees and taxes that may cause investment performance to differ from the performance of the underlying index.